Shareholder Report, Average Annual Return (Details)	12 Months Ended
	May 31, 2025
Capital Group New Geography Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Group New Geography Equity ETF (at NAV)
Average Annual Return, Percent	9.00%	[1],[2]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Average Annual Return, Percent	10.97%	[2],[3]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on June 25, 2024.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.